Average Annual Total Returns - FidelityOhioMunicipalIncomeFund-PRO - FidelityOhioMunicipalIncomeFund-PRO - Fidelity Ohio Municipal Income Fund	Mar. 01, 2025
Fidelity Ohio Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.98%
Past 5 years	0.79%
Past 10 years	2.16%
Fidelity Ohio Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.98%
Past 5 years	0.76%
Past 10 years	2.08%
Fidelity Ohio Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.30%
Past 5 years	1.15%
Past 10 years	2.25%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%
IXYI1
Average Annual Return:
Past 1 year	0.94%
Past 5 years	0.84%
Past 10 years	2.29%